Other Comprehensive Income or Loss	12 Months Ended
Feb. 24, 2018
Stockholders' Equity Note [Abstract]
Other Comprehensive Income or Loss
OTHER COMPREHENSIVE INCOME OR LOSS

Total comprehensive earnings are defined as all changes in stockholders'/member equity during a period, other than those from investments by or distributions to stockholders/member. Generally, for the Company, total comprehensive income equals net income plus or minus adjustments for interest rate swaps, pension and other post-retirement liabilities and foreign currency translation adjustments, driven primarily by the Company's equity method investment in Casa Ley.

While total comprehensive earnings are the activity in a period and are largely driven by net earnings in that period, accumulated other comprehensive income or loss ("AOCI") represents the cumulative balance of other comprehensive income, net of tax, as of the balance sheet date. AOCI is primarily the cumulative balance related to interest rate swaps, pension and other post-retirement benefit adjustments and foreign currency translation adjustments. Changes in the AOCI balance by component are shown below (in millions):

	Fiscal 2017
	Total	Interest rate swaps	Pension and Post-retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(12.8)	$(28.1)	$79.7	$(66.1)	$1.7
Other comprehensive income before reclassifications	207.0	33.7	143.1	23.7	6.5
Amounts reclassified from Accumulated other comprehensive income	90.9	32.4	(21.3)	84.9	(5.1)
Tax expense	(94.0)	(19.1)	(29.6)	(43.6)	(1.7)
Current-period other comprehensive income (loss), net	203.9	47.0	92.2	65.0	(0.3)
Ending AOCI balance	$191.1	$18.9	$171.9	$(1.1)	$1.4

	Fiscal 2016
	Total	Interest rate swaps	Pension and Post-retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(112.7)	$(67.5)	$(2.3)	$(45.6)	$2.7
Other comprehensive income (loss) before reclassifications	68.6	1.4	102.8	(34.2)	(1.4)
Amounts reclassified from Accumulated other comprehensive income	53.0	50.5	2.5	—	—
Tax (expense) benefit	(21.7)	(12.5)	(23.3)	13.7	0.4
Current-period other comprehensive income (loss), net	99.9	39.4	82.0	(20.5)	(1.0)
Ending AOCI balance	$(12.8)	$(28.1)	$79.7	$(66.1)	$1.7